RELATED PARTY TRANSACTIONS (Commission, advertising, non-compete waiver compensation revenues and other revenues) (Details) - CNY (¥)		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Commission, advertising, non-compete waiver compensation revenues and other revenues		¥ 71,844,964	¥ 121,049,990	¥ 107,322,897
Expedia and its affiliates [Member]
Related Party Transaction [Line Items]
Commission, advertising, non-compete waiver compensation revenues and other revenues	[1]	56,541,768	¥ 111,178,168	¥ 98,197,631
Ctrip and its affiliates [Member]
Related Party Transaction [Line Items]
Commission, advertising, non-compete waiver compensation revenues and other revenues	[2]	9,532,316
Plateno and its affiliated hotels [Member]
Related Party Transaction [Line Items]
Commission, advertising, non-compete waiver compensation revenues and other revenues	[3]	¥ 5,770,880
Others [Member]
Related Party Transaction [Line Items]
Commission, advertising, non-compete waiver compensation revenues and other revenues			¥ 352,541	¥ 92,340
Shenzhen JL [Member]
Related Party Transaction [Line Items]
Commission, advertising, non-compete waiver compensation revenues and other revenues	[4]		¥ 9,519,281	¥ 9,032,926

[1]	The Group entered into a series of collaboration agreements with Expedia and its affiliates for cooperation in the accommodation reservation business, transportation ticketing business and advertising services. Pursuant to these agreements, the Group was entitled (1) to receive revenue sharing from Expedia and its affiliates for accommodation reservation business and transportation ticketing business; (2) to earn revenue for the advertising services rendered to Expedia and its affiliates; and (3) to receive payments from Expedia in return for the Group's waiver of certain non-competition covenants of Expedia. As described in Note 1, on May 22, 2015, Expedia sold all of its equity interest in the Group to the Purchasers. Upon the completion of this transaction, all designees of Expedia resigned from the board of directors of the Company. As a result, Expedia and its affiliates ceased to be related parties of the Group.
[2]	Beginning when C-Travel became a shareholder of the Company in May 2015, the Company entered into a series of business collaboration agreements with affiliates of Ctrip pursuant to which (1) the Company distributes travel products provided by Ctrip's affiliates and receives a share of the Ctrip affiliates' commissions for the travel products; and (2) Ctrip distributes travel products provided by the Company and receives a share of the Company's commissions for the travel products.
[3]	Both before and after May 22, 2015, when Plateno became a shareholder of the Company, the Group entered into a series of distribution agreements with hotels affiliated with Plateno, which is an affiliate of Ocean Imagination L.P. Pursuant to these agreements, the Group provides accommodation reservation services to the hotels affiliated with Plateno and receives commissions from them for accommodation reservations booked through the Group.
[4]	As described in note 3, Shenzhen JL was consolidated in 2014 and accordingly ceased to be the Group's external related party. The balance represents the accommodation reservation revenue earned by the Group from Shenzhen JL prior to its consolidation.